Leases	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Leases
Leases

Charters-out

The cost, accumulated depreciation and carrying amount of the Partnership's vessels with charter-out contracts accounted for as operating leases at December 31, 2016 were $4.3 billion, $1.0 billion and $3.3 billion, respectively. As at December 31, 2016, minimum scheduled future revenues under these then-in-place time charters and bareboat charters to be received by the Partnership, were approximately $4.2 billion, comprised of $810.5 million (2017), $754.7 million (2018), $608.9 million (2019), $541.4 million (2020), $341.8 million (2021), and $1.2 billion (thereafter).

The minimum scheduled future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum scheduled future revenues do not include revenue generated from new contracts entered into after December 31, 2016, revenue from unexercised option periods of contracts that existed on December 31, 2016, or variable or contingent revenues. The amounts may vary given unscheduled future events such as vessel maintenance.

Direct Financing Lease

Leasing of certain VOC equipment is accounted for as direct financing leases. As at December 31, 2016, the minimum lease payments receivable under the direct financing leases approximated $8.4 million (2015 - $nil), including unearned income of $2.4 million. As at December 31, 2016, future scheduled payments under the direct financing leases to be received by the Partnership, were approximately $8.4 million comprised of $1.3 million (2017), $1.3 million (2018), $1.3 million (2019), $1.3 million (2020), $1.3 million (2021) and $1.9 million (thereafter).

Leasing of the Falcon Spirit FSO unit is accounted for as direct financing leases. As at December 31, 2016, the minimum lease payments receivable under the direct financing lease approximated $3.8 million (2015 - $12.6 million), including unearned income of $0.8 million (2015 - $3.6 million). The estimated unguaranteed residual value of the leased vessel is $8.5 million. As at December 31, 2016, the future scheduled payments under the direct financing lease to be received by the Partnership in 2017 were approximately $3.8 million.

Charters-in

As at December 31, 2016, minimum commitments owing by the Partnership under vessel operating leases by which the Partnership charters-in vessels were approximately $69.7 million (2017), $35.4 million (2018) and $17.2 million (2019). The Partnership recognizes the expense from these charters, which is included in time-charter hire expense, on a straight-line basis over the firm period of the charters.